Due From/(To) Related Parties - Schedule of Due from Related Parties (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Due from related parties
Due from related parties	$ 58,816	$ 58,325	$ 25,614	$ 0
Jianping Niu [Member]
Due from related parties
Due from related parties	30	30	0	0
Huabei Zhu [Member]
Due from related parties
Due from related parties	28	28	0	0
Shu Sang Joseph Law [Member]
Due from related parties
Due from related parties	$ 58,758	$ 58,267	$ 0	$ 0